FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Significant Inputs (Details) - Recurring fair value measurement - Discounted cash flow - Level 2 - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Interest rate swaps & other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 29	$ 33
Interest rate swaps & other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 94	$ 232